Label		Element	Value
Prospectus [Line Items]		rr_ProspectusLineItems
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 09, 2015
Registrant Name		dei_EntityRegistrantName	Advisors Preferred Trust
Central Index Key		dei_EntityCentralIndexKey	0001556505
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	apt
Document Creation Date		dei_DocumentCreationDate	Jul. 09, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jul. 09, 2015
Prospectus Date		rr_ProspectusDate	Jul. 09, 2015
QES Credit Long/Short Strategy Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY : QES Dynamic Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks investment results, before fees and expenses, that are similar to those of the U.S. corporate high-yield bond market.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund’s adviser does not typically select individual fixed-income securities and common stocks, but rather employs a fund-of-funds approach that achieves exposure to these asset classes through exchange-traded funds (“ETFs”) that invest primarily in investment grade or high-yield fixed-income securities or dividend-paying common stocks. Through ETFs the Fund’s adviser invests indirectly in a combination of (i) investment grade and high-yield fixed-income securities, (ii) dividend-paying common stocks and directly in (iii) exchange-traded US Government and equity index futures that it believes, in total, will provide returns similar to the U.S. corporate high-yield bond market, while maintaining reasonable liquidity. The Fund defines similar returns as those having an expected monthly return correlation of 0.75 or higher. High-yield fixed-income securities are lower quality debt instruments commonly referred to as “junk bonds.” The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the adviser to be of similar credit quality. The Fund defines investment grade fixed-income securities as those rated higher than junk bonds. The Fund invests in fixed-income securities without restriction as to rating, credit quality, maturity or country of the issuer; and in common stocks without restriction as to issuer capitalization or country. The Fund uses futures as substitutes or hedges for portions of the Fund’s fixed-income or equity ETF portfolio.

The adviser’s strategy is derived from a rules-based proprietary model developed by and licensed from Quantitative Equity Strategies, LLC (“QES”) (the “QES Liquid H-Y Strategy”), that selects ETFs and futures that, in aggregate, are intended to track the returns (i.e., produce similar returns) of the aggregate U.S. corporate high-yield bond universe. The adviser believes that both equity and fixed-income ETFs offer more investment capacity than individual securities, and provide a more-liquid alternative to buying fixed-income securities directly, and are more cost-effective than traditional open-end mutual funds of fixed-income securities. The Fund is designed to be a possible substitute for a traditional high-yield bond fund. The adviser considers the Fund to have expected returns similar to a high-yield bond fund.

The adviser buys and sells securities and futures to re-balance the Fund’s portfolio when the QES Liquid H-Y Strategy model calls for re-balancing. The adviser also buys and sells securities when it identifies an instrument that it believes has characteristics that will better track (i.e., produce similar returns) to the U.S. corporate high-yield bond universe. The adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100% annually. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund directly and through the Fund’s ETF-related strategy.

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity markets. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Companies may unexpectedly reduce or eliminate dividends, which will reduce the Fund’s investment income.

• ETF Risk: ETFs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Each ETF is subject to specific investment strategy risks, such as junk bond risk and equity risk. The strategy employed by the investment advisor to an ETF may not produce the desired results.

• Fixed-Income Risk: The value of fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities. Issuers may also default.

• Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

• Futures Risk: Futures are subject to inherent leverage that magnifies Fund losses. Futures are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace.

• Junk Bond Risk: Lower-quality fixed-income securities, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

• Limited History of Operations: The Fund has a limited history of operations for investors to evaluate.

• Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Fund invests may prove to be inaccurate and may not produce the desired results. The adviser’s assessment of how well a particular instrument will track (i.e., produce similar returns) to the performance of the U.S. corporate high-yield bond universe may also prove to be inaccurate and may fail to produce the intended results.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund also invests in ETFs that are non-diversified. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Small and Medium Capitalization Risk: The value of small ($3 billion or less) or medium ($6 billion or less) capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Tracking Risk: The Fund’s return may not produce similar returns to the U.S. corporate high-yield bond universe because the Fund incurs operating expenses and costs in buying and selling securities and futures. Futures may not closely track (i.e., produce similar returns) to the returns of the U.S. corporate high-yield bond universe. The adviser’s judgments about the return tracking characteristics of securities and futures as well as the QES Liquid H-Y Strategy may prove incorrect and may not produce the desired results.

• Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs.

Is the Fund Right for You?

The Fund is intended for investors who want returns that are similar to the performance of the aggregate U.S. corporate high-yield bond universe, while maintaining liquidity.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund also invests in ETFs that are non-diversified. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily per-share net asset value will be available at no cost by calling toll-free 1-844-798-3877.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-844-798-3877
QES Credit Long/Short Strategy Fund | Investor Class Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	QXHYX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 566
QES Credit Long/Short Strategy Fund | Class C Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 793
QES Credit Long/Short Strategy Fund | Class I Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 490

[1]	Other Expenses are estimated for the current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are estimated for the Fund's current fiscal year.